Fair Value Measurements - Summary of financial Asset measured at fair value on recurring basis (Detail) - Fair Value, Recurring [Member] - US Treasury Securities [Member]	10 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held-To-Maturity	Mar. 11, 2021
Amortized Cost	$ 508,640,857
Gross Holding Gain	7,922
Fair Value	508,648,779
Level1 [member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value	$ 1